Commitments - Committed Amounts Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Amounts Payable within 12 Months of Balance Date
Committed Amounts Payable [Abstract]
Contractual capital commitments	$ 194,641	$ 7,481
Amounts Payable within 12 Months of Balance Date | Other Commitments
Committed Amounts Payable [Abstract]
Contractual capital commitments	77,659	7,481
Amounts Payable within 12 Months of Balance Date | Mining Hardware
Committed Amounts Payable [Abstract]
Contractual capital commitments	116,982	0
Amounts Payable After 12 Months of Balance Date | Other Commitments
Committed Amounts Payable [Abstract]
Contractual capital commitments	0	0
Amounts Payable After 12 Months of Balance Date | Mining Hardware
Committed Amounts Payable [Abstract]
Contractual capital commitments	$ 0	$ 0